HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING - 0.1%
1,615	Interpublic Group of Companies, Inc.	$60,143
1,031	Omnicom Group, Inc.	97,264
		157,407
	AEROSPACE & DEFENSE - 0.0%(a)
188	Barnes Group, Inc.	7,573
72	Moog, Inc., Class A	7,254
28	Teledyne Technologies, Inc.(b)	12,526
		27,353
	APPAREL & TEXTILE PRODUCTS - 0.1%
96	Carter’s, Inc.	6,904
2,173	Figs, Inc.(b)	13,451
1,562	Fossil Group, Inc.(b)	4,998
2,236	Hanesbrands, Inc.	11,761
698	Levi Strauss & Company, Class A	12,725
237	PVH Corporation	21,131
102	Ralph Lauren Corporation	11,900
1,032	VF Corporation	23,644
		106,514
	ASSET MANAGEMENT - 0.4%
58	Affiliated Managers Group, Inc.	8,260
162	Ameriprise Financial, Inc.	49,653
642	Ares Management Corporation, Class A	53,568
114	BlackRock, Inc.	76,280
1,164	Carlyle Group, Inc.	36,154
1,069	Charles Schwab Corporation	55,994
123	F&G Annuities & Life, Inc.	2,229
621	Franklin Resources, Inc.	16,730
1,238	Invesco Ltd.	20,303
114	LPL Financial Holdings, Inc.	23,074
871	ODP Corporation (The)(b)	39,178
74	OmniAb, Inc. - Earnout shares(b)	237
416	Raymond James Financial, Inc.	38,800
338	Stifel Financial Corporation	19,972

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ASSET MANAGEMENT - 0.4% (Continued)
280	T Rowe Price Group, Inc.	$31,612
		472,044
	AUTOMOTIVE - 0.1%
4,575	Goodyear Tire & Rubber Company(b)	50,417
9,057	Luminar Technologies, Inc.(b)	58,780
205	Tesla, Inc.(b)	42,529
		151,726
	BANKING - 1.8%
273	Associated Banc-Corporation	4,909
17,858	Bank of America Corporation	510,740
137	Bank OZK	4,685
188	BankUnited, Inc.	4,245
87	BOK Financial Corporation	7,344
4,392	Citigroup, Inc.	205,942
828	Citizens Financial Group, Inc.	25,146
255	Comerica, Inc.	11,072
104	Commerce Bancshares, Inc.	6,068
54	Cullen/Frost Bankers, Inc.	5,688
133	East West Bancorp, Inc.	7,382
1,134	Fifth Third Bancorp	30,210
12	First Citizens BancShares, Inc., Class A	11,677
489	First Horizon Corporation	8,694
159	First Republic Bank	2,224
475	FNB Corporation	5,510
278	Hilltop Holdings, Inc.	8,248
2,062	Huntington Bancshares, Inc.	23,094
4,900	JPMorgan Chase & Company	638,520
1,927	KeyCorporation	24,126
232	M&T Bank Corporation	27,740
905	New York Community Bancorp, Inc.	8,181
935	PNC Financial Services Group, Inc.	118,839
1,390	Regions Financial Corporation	25,798
73	Signature Bank	13
72	SVB Financial Group(b)	65

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING - 1.8% (Continued)
230	Synovus Financial Corporation	$7,091
1,853	Truist Financial Corporation	63,187
2,188	US Bancorp	78,877
140	Webster Financial Corporation	5,519
8,917	Wells Fargo & Company	333,318
104	Western Alliance Bancorp	3,696
91	Wintrust Financial Corporation	6,638
295	Zions Bancorp NA	8,829
		2,233,315
	BEVERAGES - 1.4%
4,561	Coca-Cola Company	282,919
29	Coca-Cola Consolidated, Inc.	15,517
5,486	Keurig Dr Pepper, Inc.	193,546
168	Monster Beverage Corporation(b)	9,074
6,748	PepsiCo, Inc.	1,230,160
2,708	Primo Water Corporation	41,568
		1,772,784
	BIOTECH & PHARMA - 15.6%
967	2seventy bio, Inc.(b)	9,863
14,389	AbbVie, Inc.	2,293,175
1,132	ACADIA Pharmaceuticals, Inc.(b)	21,304
253	Agios Pharmaceuticals, Inc.(b)	5,811
64	Albireo Pharma, Inc. – CVR(b),(c)	138
585	Alector, Inc.(b)	3,621
709	Allogene Therapeutics, Inc.(b)	3,502
468	Alnylam Pharmaceuticals, Inc.(b)	93,750
4,889	Amgen, Inc.	1,181,916
803	Amicus Therapeutics, Inc.(b)	8,905
411	Amphastar Pharmaceuticals, Inc.(b)	15,413
139	AnaptysBio, Inc.(b)	3,025
371	Anavex Life Sciences Corporation(b)	3,179
101	ANI Pharmaceuticals, Inc.(b)	4,012
419	Apellis Pharmaceuticals, Inc.(b)	27,637
191	Arcturus Therapeutics Holdings, Inc.(b)	4,578

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.6% (Continued)
424	Arcus Biosciences, Inc.(b)	$7,734
225	Arcutis Biotherapeutics, Inc.(b)	2,475
804	Arrowhead Pharmaceuticals, Inc.(b)	20,422
420	Arvinas, Inc.(b)	11,474
540	Atara Biotherapeutics, Inc.(b)	1,566
637	Avid Bioservices, Inc.(b)	11,950
95	Axsome Therapeutics, Inc.(b)	5,860
349	Beam Therapeutics, Inc.(b)	10,686
987	BioCryst Pharmaceuticals, Inc.(b)	8,232
2,207	Biogen, Inc.(b)	613,612
46	Biohaven Ltd.(b)	628
1,057	BioMarin Pharmaceutical, Inc.(b)	102,783
456	Blueprint Medicines Corporation(b)	20,515
469	Bridgebio Pharma, Inc.(b)	7,776
27,947	Bristol-Myers Squibb Company	1,937,007
182	Cassava Sciences, Inc.(b)	4,390
373	Catalyst Pharmaceuticals, Inc.(b)	6,184
268	Cerevel Therapeutics Holdings, Inc.(b)	6,537
115	Chinook Therapeutics, Inc.(b)	2,662
747	Coherus Biosciences, Inc.(b)	5,109
740	Corcept Therapeutics, Inc.(b)	16,028
203	Crinetics Pharmaceuticals, Inc.(b)	3,260
412	CTI BioPharma Corporation(b)	1,730
388	Cytokinetics, Inc.(b)	13,654
165	Deciphera Pharmaceuticals, Inc.(b)	2,549
557	Denali Therapeutics, Inc.(b)	12,833
374	Design Therapeutics, Inc.(b)	2,158
93	DICE Therapeutics, Inc.(b)	2,664
874	Dynavax Technologies Corporation(b)	8,574
129	Eagle Pharmaceuticals, Inc.(b)	3,660
806	Editas Medicine, Inc.(b)	5,844
1,161	Elanco Animal Health, Inc.(b)	10,913
5,597	Eli Lilly and Company	1,922,122
1,513	Emergent BioSolutions, Inc.(b)	15,675

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.6% (Continued)
200	Enanta Pharmaceuticals, Inc.(b)	$8,088
2,744	EQRx, Inc.(b)	5,323
1,182	Erasca, Inc.(b)	3,558
277	Evolus, Inc.(b)	2,343
3,645	Exelixis, Inc.(b)	70,749
2,054	Fate Therapeutics, Inc.(b)	11,708
555	FibroGen, Inc.(b)	10,356
10,664	Gilead Sciences, Inc.	884,792
468	Guardant Health, Inc.(b)	10,970
919	Halozyme Therapeutics, Inc.(b)	35,097
151	Harmony Biosciences Holdings, Inc.(b)	4,930
2,133	ImmunoGen, Inc.(b)	8,191
2,032	Incyte Corporation(b)	146,853
153	Inhibrx, Inc.(b)	2,887
1,558	Innoviva, Inc.(b)	17,528
730	Insmed, Inc.(b)	12,447
2,987	Instil Bio, Inc.(b)	1,974
595	Intellia Therapeutics, Inc.(b)	22,176
531	Intra-Cellular Therapies, Inc.(b)	28,754
2,072	Ionis Pharmaceuticals, Inc.(b)	74,053
1,562	Iovance Biotherapeutics, Inc.(b)	9,544
2,552	Ironwood Pharmaceuticals, Inc.(b)	26,847
154	iTeos Therapeutics, Inc.(b)	2,096
222	IVERIC bio, Inc.(b)	5,401
15,879	Johnson & Johnson	2,461,246
75	Karuna Therapeutics, Inc.(b)	13,623
71	Keros Therapeutics, Inc.(b)	3,032
456	Kezar Life Sciences, Inc.(b)	1,427
248	Kiniksa Pharmaceuticals Ltd.(b)	2,668
96	Krystal Biotech, Inc.(b)	7,686
320	Kura Oncology, Inc.(b)	3,914
227	Kymera Therapeutics, Inc.(b)	6,726
230	Legend Biotech Corporation - ADR(b)	11,091
137	Ligand Pharmaceuticals, Inc.(b)	10,078

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.6% (Continued)
20	Madrigal Pharmaceuticals, Inc.(b)	$4,845
891	MannKind Corporation(b)	3,653
6,221	Maravai LifeSciences Holdings, Inc.(b)	87,156
17,514	Merck & Company, Inc.	1,863,314
336	Mirati Therapeutics, Inc.(b)	12,492
2,166	Moderna, Inc.(b)	332,654
129	Morphic Holding, Inc.(b)	4,856
7,990	Nektar Therapeutics(b)	5,616
680	Neurocrine Biosciences, Inc.(b)	68,830
955	NGM Biopharmaceuticals, Inc.(b)	3,896
577	Nkarta, Inc.(b)	2,048
2,416	Novavax, Inc., Class A(b)	16,743
2,254	Nuvation Bio, Inc.(b)	3,742
2,234	Organogenesis Holdings, Inc.(b)	4,758
7,055	Organon & Company	165,934
535	Pacira BioSciences, Inc.(b)	21,833
59,198	Pfizer, Inc.	2,415,278
482	Point Biopharma Global, Inc.(b)	3,504
303	Prestige Consumer Healthcare, Inc.(b)	18,977
21	Prometheus Biosciences, Inc.(b)	2,254
404	PTC Therapeutics, Inc.(b)	19,570
109	Reata Pharmaceuticals, Inc., Class A(b)	9,910
509	Recursion Pharmaceuticals, Inc.(b)	3,395
890	Regeneron Pharmaceuticals, Inc.(b)	731,286
689	REGENXBIO, Inc.(b)	13,029
573	Relay Therapeutics, Inc.(b)	9,437
698	Relmada Therapeutics, Inc.(b)	1,577
100	Replimune Group, Inc.(b)	1,766
155	Revance Therapeutics, Inc.(b)	4,993
229	REVOLUTION Medicines, Inc.(b)	4,960
8,162	Royalty Pharma plc, Class A	294,077
274	Sage Therapeutics, Inc.(b)	11,497
2,657	Sana Biotechnology, Inc.(b)	8,688
2,597	Sangamo Therapeutics, Inc.(b)	4,571

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.6% (Continued)
360	Sarepta Therapeutics, Inc.(b)	$49,619
306	Scilex Holding Company(b)	2,509
987	Seagen, Inc.(b)	199,838
474	SIGA Technologies, Inc.	2,726
238	SpringWorks Therapeutics, Inc.(b)	6,126
407	Supernus Pharmaceuticals, Inc.(b)	14,746
144	Syndax Pharmaceuticals, Inc.(b)	3,041
304	TG Therapeutics, Inc.(b)	4,572
433	Travere Therapeutics, Inc.(b)	9,738
659	Ultragenyx Pharmaceutical, Inc.(b)	26,426
278	United Therapeutics Corporation(b)	62,261
887	Vanda Pharmaceuticals, Inc.(b)	6,023
128	Vaxcyte, Inc.(b)	4,797
1,915	Vertex Pharmaceuticals, Inc.(b)	603,359
1,325	Viatris, Inc.	12,747
550	Vir Biotechnology, Inc.(b)	12,799
446	Xencor, Inc.(b)	12,439
277	Zentalis Pharmaceuticals, Inc.(b)	4,764
		19,616,920
	CABLE & SATELLITE - 1.1%
7,673	Altice USA, Inc., Class A(b)	26,242
9	Cable One, Inc.	6,318
738	Charter Communications, Inc., Class A(b)	263,916
24,031	Comcast Corporation, Class A	911,015
5,829	DISH Network Corporation, Class A(b)	54,385
1,142	Liberty Broadband Corporation - Series C(b)	93,301
		1,355,177
	CHEMICALS - 6.5%
1,472	AdvanSix, Inc.	56,333
243	Air Products and Chemicals, Inc.	69,792
43	Albemarle Corporation	9,505
5,545	American Vanguard Corporation	121,325
105	Ashland, Inc.	10,785
242	Avery Dennison Corporation	43,301

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CHEMICALS - 6.5% (Continued)
216	Avient Corporation	$8,891
428	Axalta Coating Systems Ltd.(b)	12,964
345	Cabot Corporation	26,441
195	Celanese Corporation	21,234
10,022	CF Industries Holdings, Inc.	726,495
524	Chemours Company (The)	15,689
1,211	Codexis, Inc.(b)	5,014
37,289	Corteva, Inc.	2,248,899
343	CVR Partners, L.P.	30,585
2,290	Dow, Inc.	125,538
5,347	DuPont de Nemours, Inc.	383,754
1,291	Eastman Chemical Company	108,883
9,308	Ecolab, Inc.	1,540,752
631	Element Solutions, Inc.	12,185
8,618	FMC Corporation	1,052,516
5,392	GreenLight Biosciences Holdings PBC(b)	2,332
306	Hawkins, Inc.	13,397
130	HB Fuller Company	8,899
665	Huntsman Corporation	18,194
413	International Flavors & Fragrances, Inc.	37,979
456	Intrepid Potash, Inc.(b)	12,586
2,883	LSB Industries, Inc.(b)	29,781
30,485	Mosaic Company (The)	1,398,651
383	PPG Industries, Inc.	51,161
211	RPM International, Inc.	18,408
121	Sensient Technologies Corporation	9,264
251	Sherwin-Williams Company (The)	56,417
434	Trinseo plc	9,049
617	Tronox Holdings plc, Class A	8,872
775	Univar Solutions, Inc.(b)	27,148
79	Westlake Corporation	9,162
		8,342,181
	COMMERCIAL SUPPORT SERVICES - 0.7%
1,771	ABM Industries, Inc.	79,589

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7% (Continued)
175	AMN Healthcare Services, Inc.(b)	$14,518
2,032	Aramark	72,746
200	ASGN, Inc.(b)	16,534
69	Barrett Business Services, Inc.	6,116
309	Brady Corporation, Class A	16,603
272	Brink’s Company (The)	18,170
130	Cintas Corporation	60,148
56	Clean Harbors, Inc.(b)	7,983
76	CorVel Corporation(b)	14,461
1,127	Deluxe Corporation	18,032
496	First Advantage Corporation(b)	6,924
102	FTI Consulting, Inc.(b)	20,130
486	H&R Block, Inc.	17,132
1,735	Healthcare Services Group, Inc.	24,064
436	Heritage-Crystal Clean, Inc.(b)	15,526
266	Insperity, Inc.	32,332
1,785	Kelly Services, Inc., Class A	29,613
149	Kforce, Inc.	9,423
217	Korn Ferry	11,228
1,567	ManpowerGroup, Inc.	129,324
747	Robert Half International, Inc.	60,186
2,866	SP Plus Corporation(b)	98,275
519	Stericycle, Inc.(b)	22,634
221	TriNet Group, Inc.(b)	17,815
758	TrueBlue, Inc.(b)	13,492
67	UniFirst Corporation	11,807
1,042	Viad Corporation(b)	21,715
		866,520
	CONSTRUCTION MATERIALS - 0.1%
493	Advanced Drainage Systems, Inc.	41,516
92	Carlisle Companies, Inc.	20,798
436	Owens Corning	41,769
		104,083

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONSUMER SERVICES - 0.1%
18	Graham Holdings Company, Class B	$10,725
546	Matthews International Corporation, Class A	19,688
233	Service Corp International	16,026
313	Upbound Group, Inc.	7,672
2,489	WW International, Inc.(b)	10,255
		64,366
	CONTAINERS & PACKAGING - 0.2%
297	AptarGroup, Inc.	35,102
999	Berry Global Group, Inc.	58,842
788	Graphic Packaging Holding Company	20,086
183	Greif, Inc., Class B	14,003
3,361	Pactiv Evergreen, Inc.	26,888
747	Sealed Air Corporation	34,295
357	Sonoco Products Company	21,777
		210,993
	DATA CENTER REIT - 0.1%
329	Digital Realty Trust, Inc.	32,344
61	Equinix, Inc.	43,983
		76,327
	DIVERSIFIED INDUSTRIALS - 2.2%
7,083	3M Company	744,494
414	Dover Corporation	62,903
889	Emerson Electric Company	77,467
17,584	General Electric Company	1,681,031
592	Honeywell International, Inc.	113,143
254	Illinois Tool Works, Inc.	61,836
		2,740,874
	E-COMMERCE DISCRETIONARY - 0.8%
1,636	1-800-Flowers.com, Inc., Class A(b)	18,814
8,567	Amazon.com, Inc.(b)	884,885
910	eBay, Inc.	40,377
48	Etsy, Inc.(b)	5,344
342	Overstock.com, Inc.(b)	6,932

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	E-COMMERCE DISCRETIONARY - 0.8% (Continued)
238	Wayfair, Inc., Class A(b)	$8,173
		964,525
	ELECTRICAL EQUIPMENT - 0.6%
74	Acuity Brands, Inc.	13,522
106	AMETEK, Inc.	15,405
502	Amphenol Corporation, Class A	41,023
68	Atkore International Group, Inc.(b)	9,553
178	Belden, Inc.	15,445
1,816	Carrier Global Corporation	83,082
139	Cognex Corporation	6,887
2,131	Fortive Corporation	145,270
153	Generac Holdings, Inc.(b)	16,526
83	Hubbell, Inc.	20,195
284	Itron, Inc.(b)	15,748
173	Keysight Technologies, Inc.(b)	27,936
30	Littelfuse, Inc.	8,043
179	National Instruments Corporation	9,381
117	Novanta, Inc.(b)	18,614
209	OSI Systems, Inc.(b)	21,393
305	Otis Worldwide Corporation	25,742
279	Rockwell Automation, Inc.	81,873
93	Roper Technologies, Inc.	40,984
149	Sensata Technologies Holding plc	7,453
406	SMART Global Holdings, Inc.(b)	6,999
241	Trimble, Inc.(b)	12,633
597	Vertiv Holdings Company	8,543
608	Vontier Corporation	16,623
397	Watts Water Technologies, Inc., Class A	66,823
		735,696
	ENGINEERING & CONSTRUCTION - 0.8%
756	AECOM	63,746
298	Dycom Industries, Inc.(b)	27,908
153	EMCOR Group, Inc.	24,876
6,579	Jacobs Solutions, Inc.	773,098

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ENGINEERING & CONSTRUCTION - 0.8% (Continued)
461	Tetra Tech, Inc.	$67,726
37	TopBuild Corporation(b)	7,701
		965,055
	ENTERTAINMENT CONTENT - 0.6%
982	Activision Blizzard, Inc.	84,049
491	AMC Networks, Inc., Class A(b)	8,632
227	Electronic Arts, Inc.	27,342
1,089	Endeavor Group Holdings, Inc.(b)	26,060
1,453	Fox Corporation, Class A	49,475
1,120	Lions Gate Entertainment Corporation, Class A(b)	12,398
4,027	Paramount Global, Class B	89,842
683	ROBLOX Corporation, Class A(b)	30,721
449	Take-Two Interactive Software, Inc.(b)	53,566
3,257	Walt Disney Company (The)(b)	326,123
2,798	Warner Bros Discovery, Inc.(b)	42,250
1,172	Warner Music Group Corporation	39,110
		789,568
	FOOD - 3.8%
2,374	B&G Foods, Inc.	36,868
4,058	Campbell Soup Company	223,109
6,989	Conagra Brands, Inc.	262,507
558	Darling Ingredients, Inc.(b)	32,587
3,136	Flowers Foods, Inc.	85,958
23,712	Fresh Del Monte Produce, Inc.	713,968
4,959	General Mills, Inc.	423,796
2,808	Hain Celestial Group, Inc. (The)(b)	48,157
237	Hershey Company (The)	60,295
1,688	Hostess Brands, Inc.(b)	41,997
1,932	Ingredion, Inc.	196,542
404	J & J Snack Foods Corporation	59,881
2,990	J M Smucker Company (The)	470,536
235	John B Sanfilippo & Son, Inc.	22,776
7,159	Kellogg Company	479,367
1,525	Lamb Weston Holdings, Inc.	159,393

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	FOOD - 3.8% (Continued)
54	Lancaster Colony Corporation	$10,956
529	McCormick & Company, Inc.	44,018
1,436	Mission Produce, Inc.(b)	15,954
17,022	Mondelez International, Inc., Class A	1,186,775
438	Post Holdings, Inc.(b)	39,363
1,767	SunOpta, Inc.(b)	13,606
3,042	TreeHouse Foods, Inc.(b)	153,408
705	Utz Brands, Inc.	11,611
		4,793,428
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
158	Louisiana-Pacific Corporation	8,565

	GAS & WATER UTILITIES - 1.9%
1,876	American States Water Company	166,758
10,147	American Water Works Company, Inc.	1,486,434
3,922	California Water Service Group	228,260
7,894	Essential Utilities, Inc.	344,573
433	Middlesex Water Company	33,826
141	Northwest Natural Holding Company	6,706
1,686	SJW Group	128,355
415	York Water Company (The)	18,551
		2,413,463
	HEALTH CARE FACILITIES & SERVICES - 10.2%
2,591	23andMe Holding Company(b)	5,907
798	Acadia Healthcare Company, Inc.(b)	57,656
81	Addus HomeCare Corporation(b)	8,648
451	Agiliti, Inc.(b)	7,207
596	agilon health, Inc.(b)	14,155
281	Amedisys, Inc.(b)	20,668
3,087	AmerisourceBergen Corporation	494,260
320	Apollo Medical Holdings, Inc.(b)	11,670
13,109	Brookdale Senior Living, Inc.(b)	38,672
4,804	Cano Health, Inc.(b)	4,372
8,597	Cardinal Health, Inc.	649,074

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.2% (Continued)
1,891	Catalent, Inc.(b)	$124,258
11,712	Centene Corporation(b)	740,316
954	Charles River Laboratories International, Inc.(b)	192,536
37	Chemed Corporation	19,897
1,681	Cigna Group (The)	429,546
39,681	Community Health Systems, Inc.(b)	194,437
9,026	CVS Health Corporation	670,722
4,496	DaVita, Inc.(b)	364,671
879	Elevance Health, Inc.	404,173
1,244	Encompass Health Corporation	67,300
1,279	Enhabit, Inc.(b)	17,791
348	Ensign Group, Inc. (The)	33,248
702	Fulgent Genetics, Inc.(b)	21,916
3,639	HCA Healthcare, Inc.	959,532
2,985	Henry Schein, Inc.(b)	243,397
513	Humana, Inc.	249,041
6,886	Invitae Corporation(b)	9,296
3,697	IQVIA Holdings, Inc.(b)	735,296
4,662	Laboratory Corp of America Holdings	1,069,555
1,403	LifeStance Health Group, Inc.(b)	10,424
2,590	McKesson Corporation	922,170
483	Medpace Holdings, Inc.(b)	90,828
233	Molina Healthcare, Inc.(b)	62,325
261	National HealthCare Corporation	15,156
2,331	NeoGenomics, Inc.(b)	40,583
28,398	OPKO Health, Inc.(b)	41,461
794	Option Care Health, Inc.(b)	25,225
10,624	Owens & Minor, Inc.(b)	154,579
962	Patterson Companies, Inc.	25,753
3,939	Pediatrix Medical Group, Inc.(b)	58,730
2,774	Premier, Inc., Class A	89,794
4,275	Quest Diagnostics, Inc.	604,827
2,955	RadNet, Inc.(b)	73,964
4,190	Select Medical Holdings Corporation	108,312

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.2% (Continued)
694	Sotera Health Company(b)	$12,430
630	Surgery Partners, Inc.(b)	21,716
13,631	Syneos Health, Inc.(b)	485,536
621	Teladoc Health, Inc.(b)	16,084
6,377	Tenet Healthcare Corporation(b)	378,921
2,895	UnitedHealth Group, Inc.	1,368,147
1,799	Universal Health Services, Inc., Class B	228,653
76	US Physical Therapy, Inc.	7,441
		12,702,276
	HEALTH CARE REIT - 0.3%
93,946	Diversified Healthcare Trust	126,828
993	Healthpeak Properties, Inc.	21,816
2,084	Medical Properties Trust, Inc.	17,130
137	National Health Investors, Inc.	7,066
274	Omega Healthcare Investors, Inc.	7,510
1,167	Ventas, Inc.	50,589
603	Welltower, Inc.	43,229
		274,168
	HOME & OFFICE PRODUCTS - 0.1%
1,326	ACCO Brands Corporation	7,054
2,448	Newell Brands, Inc.	30,453
325	Scotts Miracle-Gro Company (The)	22,666
569	Whirlpool Corporation	75,119
		135,292
	HOME CONSTRUCTION - 0.7%
333	Century Communities, Inc.	21,285
1,452	DR Horton, Inc.	141,846
748	Dream Finders Homes, Inc.(b)	9,911
218	Fortune Brands Home & Security, Inc.	12,803
974	KB Home	39,135
1,932	Lennar Corporation, Class B	172,548
130	LGI Homes, Inc.(b)	14,824
322	M/I Homes, Inc.(b)	20,315
592	Masco Corporation	29,434

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOME CONSTRUCTION - 0.7% (Continued)
238	Masterbrand, Inc.(b)	$1,914
614	MDC Holdings, Inc.	23,866
280	Meritage Homes Corporation	32,693
395	Mohawk Industries, Inc.(b)	39,587
11	NVR, Inc.(b)	61,294
1,518	PulteGroup, Inc.	88,469
1,059	Taylor Morrison Home Corporation(b)	40,517
945	Toll Brothers, Inc.	56,728
1,122	Tri Pointe Homes, Inc.(b)	28,409
		835,578
	HOTEL REIT - 0.0%(a)
446	Apple Hospitality REIT, Inc.	6,922
1,161	Park Hotels & Resorts, Inc.	14,350
698	RLJ Lodging Trust	7,399
81	Ryman Hospitality Properties, Inc.	7,268
		35,939
	HOTEL REITS - 0.0%(a)
2,029	Host Hotels & Resorts, Inc.	33,458

	HOUSEHOLD PRODUCTS - 5.0%
214	Beauty Health Company (The)(b)	2,703
422	Central Garden & Pet Company, Class A(b)	16,488
3,676	Church & Dwight Company, Inc.	324,995
5,210	Clorox Company (The)	824,430
8,367	Colgate-Palmolive Company	628,780
552	Energizer Holdings, Inc.	19,154
151	Estee Lauder Companies, Inc. (The), Class A	37,215
286	Kimberly-Clark Corporation	38,387
171	Nu Skin Enterprises, Inc., Class A	6,722
28,988	Procter & Gamble Company (The)	4,310,226
2,671	Spectrum Brands Holdings, Inc.	176,874
		6,385,974

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
266	Valmont Industries, Inc.	$84,928

	INDUSTRIAL REIT - 0.1%
351	Prologis, Inc.	43,794

	INDUSTRIAL SUPPORT SERVICES - 0.1%
45	Applied Industrial Technologies, Inc.	6,396
367	Fastenal Company	19,796
121	MSC Industrial Direct Company, Inc., Class A	10,164
735	Resideo Technologies, Inc.(b)	13,436
68	SiteOne Landscape Supply, Inc.(b)	9,307
14	U-Haul Holding Company	835
140	U-Haul Holding Company - Series N	7,259
50	United Rentals, Inc.	19,788
67	Watsco, Inc.	21,317
67	WESCO International, Inc.	10,354
59	WW Grainger, Inc.	40,640
		159,292
	INFRASTRUCTURE REIT - 0.1%
179	American Tower Corporation	36,577
641	Crown Castle, Inc.	85,791
93	SBA Communications Corporation, A	24,280
		146,648
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,057	Bank of New York Mellon Corporation (The)	93,470
2,366	BGC Partners, Inc., Class A	12,374
167	Cboe Global Markets, Inc.	22,418
220	CME Group, Inc.	42,134
137	Evercore, Inc., Class A	15,807
894	Goldman Sachs Group, Inc. (The)	292,437
147	Interactive Brokers Group, Inc., Class A	12,136
535	Intercontinental Exchange, Inc.	55,795
1,358	Jefferies Financial Group, Inc.	43,103
475	Lazard Ltd., Class A	15,727

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.9% (Continued)
167	Moelis & Company, Class A	$6,419
3,323	Morgan Stanley	291,760
368	Nasdaq, Inc.	20,119
327	Northern Trust Corporation	28,819
49	Piper Sandler Cos	6,792
139	SEI Investments Company	7,999
1,034	State Street Corporation	78,263
374	StoneX Group, Inc.(b)	38,720
45	Virtu Financial, Inc., Class A	851
		1,085,143
	INSURANCE - 1.7%
1,293	Aflac, Inc.	83,424
1,908	Allstate Corporation (The)	211,425
259	American Equity Investment Life Holding Company	9,451
296	American Financial Group, Inc.	35,964
1,704	American International Group, Inc.	85,813
209	Arthur J Gallagher & Company	39,984
386	Assurant, Inc.	46,347
365	Brighthouse Financial, Inc.(b)	16,100
246	Brown & Brown, Inc.	14,125
389	Cincinnati Financial Corporation	43,599
146	CNA Financial Corporation	5,698
554	CNO Financial Group, Inc.	12,293
1,091	Equitable Holdings, Inc.	27,700
50	Erie Indemnity Company, Class A	11,583
5,181	Genworth Financial, Inc., Class A(b)	26,009
151	Globe Life, Inc.	16,613
200	Hanover Insurance Group, Inc.	25,700
1,249	Hartford Financial Services Group, Inc.	87,043
365	Jackson Financial, Inc., Class A	13,655
365	Kemper Corporation	19,951
1,759	Lincoln National Corporation	39,525
1,744	Loews Corporation	101,187
40	Markel Corporation(b)	51,096

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 1.7% (Continued)
678	Marsh & McLennan Companies, Inc.	$112,921
598	Mercury General Corporation	18,981
2,663	MetLife, Inc.	154,294
1,908	Old Republic International Corporation	47,643
618	Principal Financial Group, Inc.	45,930
1,548	Progressive Corporation (The)	221,457
2,279	Prudential Financial, Inc.	188,564
399	Radian Group, Inc.	8,818
452	Reinsurance Group of America, Inc.	60,008
161	Selective Insurance Group, Inc.	15,348
1,014	Travelers Companies, Inc. (The)	173,810
928	Unum Group	36,712
325	Voya Financial, Inc.	23,225
696	W R Berkley Corporation	43,333
		2,175,329
	INTERNET MEDIA & SERVICES - 5.3%
68	Airbnb, Inc., Class A(b)	8,459
54,605	Alphabet, Inc., Class A(b)	5,664,177
26	Booking Holdings, Inc.(b)	68,963
318	Expedia Group, Inc.(b)	30,856
258	GoDaddy, Inc., Class A(b)	20,052
2,619	IAC, Inc.(b)	135,140
2,156	Meta Platforms, Inc., Class A(b)	456,943
415	Netflix, Inc.(b)	143,374
3,134	Opendoor Technologies, Inc.(b)	5,516
323	Pinterest, Inc., Class A(b)	8,808
2,063	Snap, Inc., Class A(b)	23,126
46	VeriSign, Inc.(b)	9,721
		6,575,135
	LEISURE FACILITIES & SERVICES - 0.4%
1,949	AMC Entertainment Holdings, Inc., Class A(b)	9,764
838	Cinemark Holdings, Inc.(b)	12,394
156	Hilton Grand Vacations, Inc.(b)	6,931
390	Hilton Worldwide Holdings, Inc.	54,939

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE FACILITIES & SERVICES - 0.4% (Continued)
233	Hyatt Hotels Corporation, Class A(b)	$26,047
363	Live Nation Entertainment, Inc.(b)	25,410
53	Madison Square Garden Sports Corporation	10,327
768	Marriott International, Inc., Class A	127,519
115	Marriott Vacations Worldwide Corporation	15,509
266	Six Flags Entertainment Corporation(b)	7,105
2,100	Starbucks Corporation	218,674
542	Travel + Leisure Company	21,246
54	Vail Resorts, Inc.	12,619
146	Wyndham Hotels & Resorts, Inc.	9,906
		558,390
	LEISURE PRODUCTS - 0.0%(a)
276	Camping World Holdings, Inc., CLASS A	5,760
323	Hasbro, Inc.	17,342
695	Mattel, Inc.(b)	12,795
271	Topgolf Callaway Brands Corporation(b)	5,859
		41,756
	MACHINERY - 3.9%
5,447	AGCO Corporation	736,434
490	Alamo Group, Inc.	90,238
500	Caterpillar, Inc.	114,420
5,844	Deere & Company	2,412,871
127	Donaldson Company, Inc.	8,298
493	Energy Recovery, Inc.(b)	11,364
736	Enovis Corporation(b)	39,369
3,191	Evoqua Water Technologies Corporation(b)	158,657
347	Flowserve Corporation	11,798
920	Franklin Electric Company, Inc.	86,572
126	Graco, Inc.	9,199
542	Hillenbrand, Inc.	25,761
715	Hyster-Yale Materials Handling, Inc., Class A	35,671
65	IDEX Corporation	15,017
294	Ingersoll Rand, Inc.	17,105
34	Kadant, Inc.	7,090

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY - 3.9% (Continued)
313	Kennametal, Inc.	$8,633
71	Lincoln Electric Holdings, Inc.	12,006
318	Lindsay Corporation	48,059
69	MSA Safety, Inc.	9,212
92	Nordson Corporation	20,448
202	Parker-Hannifin Corporation	67,894
79	Regal Rexnord Corporation	11,118
114	Snap-on, Inc.	28,145
86	Standex International Corporation	10,530
342	Stanley Black & Decker, Inc.	27,558
193	Terex Corporation	9,337
106	Toro Company (The)	11,783
8,383	Xylem, Inc.	877,700
		4,922,287
	MEDICAL EQUIPMENT & DEVICES - 5.6%
109	10X Genomics, Inc., Class A(b)	6,081
3,761	Abbott Laboratories	380,839
56	ABIOMED, Inc. - CVR(b),(c)	431
1,465	Adaptive Biotechnologies Corporation(b)	12,936
769	Agilent Technologies, Inc.	106,383
43	Align Technology, Inc.(b)	14,368
190	Alphatec Holdings, Inc.(b)	2,964
623	AngioDynamics, Inc.(b)	6,442
478	Artivion, Inc.(b)	6,262
133	AtriCure, Inc.(b)	5,513
5	Atrion Corporation	3,140
617	Avanos Medical, Inc.(b)	18,350
36,709	Avantor, Inc.(b)	776,027
8,035	Baxter International, Inc.	325,900
1,885	Becton Dickinson and Company	466,612
249	Bio-Rad Laboratories, Inc., Class A(b)	119,276
219	Bio-Techne Corporation	16,248
6,114	Boston Scientific Corporation(b)	305,883
484	Bruker Corporation	38,159

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.6% (Continued)
274	Cardiovascular Systems, Inc.(b)	$5,442
169	CareDx, Inc.(b)	1,545
747	Cerus Corporation(b)	2,219
253	CONMED Corporation	26,277
115	Cooper Companies, Inc. (The)	42,936
1,205	Cue Health, Inc.(b)	2,193
3,739	Danaher Corporation	942,377
701	DENTSPLY SIRONA, Inc.	27,535
360	DexCom, Inc.(b)	41,825
1,536	Edwards Lifesciences Corporation(b)	127,073
293	Envista Holdings Corporation(b)	11,978
374	Exact Sciences Corporation(b)	25,361
5,638	GE HealthCare Technologies, Inc.(b)	462,484
382	Globus Medical, Inc., Class A(b)	21,636
332	Haemonetics Corporation(b)	27,473
1,240	Hologic, Inc.(b)	100,068
184	ICU Medical, Inc.(b)	30,353
56	IDEXX Laboratories, Inc.(b)	28,004
390	Illumina, Inc.(b)	90,695
53	Inari Medical, Inc.(b)	3,272
262	Inogen, Inc.(b)	3,270
10	Inspire Medical Systems, Inc.(b)	2,341
69	Insulet Corporation(b)	22,008
1,268	Integer Holdings Corporation(b)	98,270
660	Integra LifeSciences Holdings Corporation(b)	37,891
557	Intuitive Surgical, Inc.(b)	142,297
48	iRhythm Technologies, Inc.(b)	5,953
161	Lantheus Holdings, Inc.(b)	13,292
50	LeMaitre Vascular, Inc.	2,574
163	Masimo Corporation(b)	30,080
353	Merit Medical Systems, Inc.(b)	26,104
33	Mettler-Toledo International, Inc.(b)	50,497
951	Myriad Genetics, Inc.(b)	22,092
223	NanoString Technologies, Inc.(b)	2,208

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.6% (Continued)
431	Natera, Inc.(b)	$23,929
181	Neogen Corporation(b)	3,352
245	Nevro Corporation(b)	8,857
749	NuVasive, Inc.(b)	30,941
466	Orthofix Medical, Inc.(b)	7,806
55	Penumbra, Inc.(b)	15,328
585	PerkinElmer, Inc.	77,957
494	QuidelOrtho Corporation(b)	44,010
53	Repligen Corporation(b)	8,923
307	ResMed, Inc.	67,230
11,265	SmileDirectClub, Inc.(b)	4,844
3,625	SomaLogic, Inc.(b)	9,244
1,564	Stryker Corporation	446,474
102	Surmodics, Inc.(b)	2,324
234	Tandem Diabetes Care, Inc.(b)	9,503
283	Teleflex, Inc.	71,687
1,399	Thermo Fisher Scientific, Inc.	806,341
965	Varex Imaging Corporation(b)	17,553
121	Veracyte, Inc.(b)	2,698
177	Waters Corporation(b)	54,805
180	West Pharmaceutical Services, Inc.	62,365
1,893	Zimmer Biomet Holdings, Inc.	244,576
		7,112,184
	METALS & MINING - 0.1%
1,546	Compass Minerals International, Inc.	53,012
54	Encore Wire Corporation	10,008
567	Freeport-McMoRan, Inc.	23,196
304	Southern Copper Corporation	23,180
		109,396
	MORTGAGE FINANCE - 0.1%
1,308	AGNC Investment Corporation	13,185
705	Annaly Capital Management, Inc.	13,473
297	Blackstone Mortgage Trust, Inc., Class A	5,301
1,590	Chimera Investment Corporation	8,968

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MORTGAGE FINANCE - 0.1% (Continued)
705	PennyMac Mortgage Investment Trust	$8,693
2,278	Rithm Capital Corporation	18,223
517	Starwood Property Trust, Inc.	9,146
		76,989
	MULTI ASSET CLASS REIT - 0.0%(a)
238	Apartment Income REIT Corporation	8,523
936	Necessity Retail REIT, Inc. (The), Class A	5,878
729	Vornado Realty Trust	11,205
115	WP Carey, Inc.	8,907
		34,513
	OFFICE REIT - 0.1%
497	Alexandria Real Estate Equities, Inc.	62,419
352	American Assets Trust, Inc.	6,544
544	Boston Properties, Inc.	29,441
1,407	Brandywine Realty Trust	6,655
420	Douglas Emmett, Inc.	5,179
275	Highwoods Properties, Inc.	6,377
2,355	Hudson Pacific Properties, Inc.	15,661
316	Kilroy Realty Corporation	10,238
1,233	Paramount Group, Inc.	5,622
260	SL Green Realty Corporation	6,115
		154,251
	PUBLISHING & BROADCASTING - 0.1%
4,991	Clear Channel Outdoor Holdings, Inc.(b)	5,989
3,898	Gannett Company, Inc.(b)	7,289
583	Gray Television, Inc.	5,084
2,149	iHeartMedia, Inc., Class A(b)	8,381
209	New York Times Company (The), Class A	8,126
1,527	News Corporation, Class B	26,616
78	Nexstar Media Group, Inc.	13,467
666	Sinclair Broadcast Group, Inc., Class A	11,429
548	TEGNA, Inc.	9,267
		95,648

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 0.0%(a)
264	American Homes 4 Rent, Class A	$8,303
402	Invitation Homes, Inc.	12,554
		20,857
	REAL ESTATE SERVICES - 0.2%
4,666	Anywhere Real Estate, Inc.(b)	24,636
1,600	CBRE Group, Inc., Class A(b)	116,496
1,800	Compass, Inc.(b)	5,814
524	eXp World Holdings, Inc.	6,650
516	Jones Lang LaSalle, Inc.(b)	75,073
1,413	Newmark Group, Inc., Class A	10,004
		238,673
	RENEWABLE ENERGY - 0.0%(a)
302	EnerSys	26,238
97	First Solar, Inc.(b)	21,097
1,006	Sunrun, Inc.(b)	20,271
		67,606
	RESIDENTIAL REIT - 0.0%(a)
130	AvalonBay Communities, Inc.	21,848
76	Camden Property Trust	7,968
137	Equity LifeStyle Properties, Inc.	9,197
366	Equity Residential	21,960
58	Essex Property Trust, Inc.	12,130
90	Mid-America Apartment Communities, Inc.	13,594
66	Sun Communities, Inc.	9,298
222	UDR, Inc.	9,115
		105,110
	RETAIL - CONSUMER STAPLES - 2.0%
2,904	Albertsons Companies, Inc., Class A	60,345
844	Big Lots, Inc.	9,250
361	Dollar General Corporation	75,976
358	Dollar Tree, Inc.(b)	51,391
36	Five Below, Inc.(b)	7,415
108	PriceSmart, Inc.	7,720
2,853	SpartanNash Company	70,754

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0% (Continued)
886	Sprouts Farmers Market, Inc.(b)	$31,037
1,688	Target Corporation	279,583
26,032	Walgreens Boots Alliance, Inc.	900,187
6,675	Walmart, Inc.	984,229
		2,477,887
	RETAIL - DISCRETIONARY - 1.5%
523	Aaron’s Company, Inc. (The)	5,052
239	Abercrombie & Fitch Company, Class A(b)	6,632
394	Academy Sports & Outdoors, Inc.	25,709
91	Advance Auto Parts, Inc.	11,067
657	American Eagle Outfitters, Inc.	8,830
36	Asbury Automotive Group, Inc.(b)	7,560
164	AutoNation, Inc.(b)	22,035
10	AutoZone, Inc.(b)	24,582
708	Bath & Body Works, Inc.	25,899
171	Beacon Roofing Supply, Inc.(b)	10,063
8,008	Bed Bath & Beyond, Inc.(b)	3,423
4,165	Best Buy Company, Inc.	325,994
78	BlueLinx Holdings, Inc.(b)	5,301
123	Builders FirstSource, Inc.(b)	10,920
103	Burlington Stores, Inc.(b)	20,816
385	CarMax, Inc.(b)	24,748
613	Designer Brands, Inc., Class A	5,358
351	Dick’s Sporting Goods, Inc.	49,803
46	Dillard’s, Inc., Class A	14,153
85	Floor & Decor Holdings, Inc., Class A(b)	8,349
420	Foot Locker, Inc.	16,670
1,943	GameStop Corporation, Class A(b)	44,728
2,411	Gap, Inc. (The)	24,206
102	Genuine Parts Company	17,066
128	GMS, Inc.(b)	7,410
44	Group 1 Automotive, Inc.	9,962
1,356	Home Depot, Inc. (The)	400,182
2,094	Kohl’s Corporation	49,293

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - DISCRETIONARY - 1.5% (Continued)
68	Lithia Motors, Inc.	$15,567
1,495	Lowe’s Companies, Inc.	298,954
4,042	Macy’s, Inc.	70,695
2,520	Nordstrom, Inc.	41,000
23	O’Reilly Automotive, Inc.(b)	19,527
72	Penske Automotive Group, Inc.	10,210
660	Petco Health & Wellness Company, Inc.(b)	5,940
10,837	Qurate Retail, Inc.(b)	50,609
20	RH(b)	4,871
555	Ross Stores, Inc.	58,902
105	Rush Enterprises, Inc., Class B	6,288
601	Sally Beauty Holdings, Inc.(b)	9,364
141	Sonic Automotive, Inc., Class A	7,662
1,760	TJX Companies, Inc. (The)	137,914
158	Tractor Supply Company	37,136
40	Ulta Beauty, Inc.(b)	21,827
300	Urban Outfitters, Inc.(b)	8,316
352	Victoria’s Secret & Company(b)	12,021
789	Warby Parker, Inc.(b)	8,356
96	Williams-Sonoma, Inc.	11,679
		2,022,649
	RETAIL REIT - 0.1%
360	Brixmor Property Group, Inc.	7,747
61	Federal Realty Investment Trust	6,029
1,390	Kimco Realty Corporation	27,147
153	Realty Income Corporation	9,688
106	Regency Centers Corporation	6,485
392	Simon Property Group, Inc.	43,892
		100,988
	SELF-STORAGE REIT - 0.0%(a)
75	Extra Space Storage, Inc.	12,220
93	Public Storage	28,099
		40,319

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 1.7%
719	Advanced Micro Devices, Inc.(b)	$70,469
381	Amkor Technology, Inc.	9,914
209	Analog Devices, Inc.	41,219
1,174	Applied Materials, Inc.	144,202
482	Azenta, Inc.(b)	21,507
286	Broadcom, Inc.	183,481
185	Cirrus Logic, Inc.(b)	20,235
506	Coherent Corporation(b)	19,268
86	Diodes, Inc.(b)	7,977
205	Entegris, Inc.	16,812
21,186	Intel Corporation	692,148
60	IPG Photonics Corporation(b)	7,399
96	KLA Corporation	38,320
149	Lam Research Corporation	78,988
408	Marvell Technology, Inc.	17,666
362	Microchip Technology, Inc.	30,328
2,734	Micron Technology, Inc.	164,971
141	MKS Instruments, Inc.	12,495
459	NVIDIA Corporation	127,496
420	ON Semiconductor Corporation(b)	34,574
325	Qorvo, Inc.(b)	33,010
1,266	QUALCOMM, Inc.	161,516
230	Skyworks Solutions, Inc.	27,135
74	Synaptics, Inc.(b)	8,225
200	Teradyne, Inc.	21,502
586	Texas Instruments, Inc.	109,002
824	Vishay Intertechnology, Inc.	18,639
		2,118,498
	SOFTWARE - 3.9%
153	Adobe, Inc.(b)	58,962
136	Akamai Technologies, Inc.(b)	10,649
24	ANSYS, Inc.(b)	7,987
63	Autodesk, Inc.(b)	13,114
6,614	Avaya Holdings Corporation(b)	1

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 3.9% (Continued)
53	Cadence Design Systems, Inc.(b)	$11,135
90	Concentrix Corporation	10,940
9,330	ContextLogic, Inc.(b)	4,159
637	Dropbox, Inc., Class A(b)	13,772
412	Ebix, Inc.	5,434
390	Evolent Health, Inc., Class A(b)	12,656
278	Fortinet, Inc.(b)	18,476
663	Gen Digital, Inc.	11,377
74	Intuit, Inc.	32,991
14,258	Microsoft Corporation	4,110,581
179	Oak Street Health, Inc.(b)	6,924
1,116	Omnicell, Inc.(b)	65,476
2,526	Oracle Corporation	234,716
83	Palo Alto Networks, Inc.(b)	16,578
877	R1 RCM, Inc.(b)	13,155
374	Salesforce, Inc.(b)	74,718
28	ServiceNow, Inc.(b)	13,012
226	SS&C Technologies Holdings, Inc.	12,762
38	Synopsys, Inc.(b)	14,678
560	VMware, Inc., Class A(b)	69,916
50	Workday, Inc., Class A(b)	10,327
86	Zoom Video Communications, Inc., Class A(b)	6,350
		4,860,846
	SPECIALTY FINANCE - 0.5%
1,281	American Express Company	211,302
913	Bread Financial Holdings, Inc.	27,682
1,364	Capital One Financial Corporation	131,162
587	Discover Financial Services	58,019
1,534	Fidelity National Financial, Inc.	53,583
885	First American Financial Corporation	49,259
3,345	loanDepot, Inc.	5,385
621	MGIC Investment Corporation	8,334
225	Mr Cooper Group, Inc.(b)	9,218
405	OneMain Holdings, Inc.	15,017

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SPECIALTY FINANCE - 0.5% (Continued)
150	PennyMac Financial Services, Inc.	$8,942
411	PROG Holdings, Inc.(b)	9,778
382	Stewart Information Services Corporation	15,414
1,804	Synchrony Financial	52,460
85	Walker & Dunlop, Inc.	6,474
		662,029
	SPECIALTY REITS - 0.0%(a)
678	Iron Mountain, Inc.	35,873
107	Lamar Advertising Company, Class A	10,688
359	Outfront Media, Inc.	5,827
		52,388
	TECHNOLOGY HARDWARE - 5.6%
707	3D Systems Corporation(b)	7,579
22,456	Apple, Inc.	3,702,994
234	Arista Networks, Inc.(b)	39,279
381	Arrow Electronics, Inc.(b)	47,575
558	Avnet, Inc.	25,222
1,901	Benchmark Electronics, Inc.	45,035
486	Ciena Corporation(b)	25,525
7,573	Cisco Systems, Inc.	395,879
5,289	CommScope Holding Company, Inc.(b)	33,691
3,189	Corning, Inc.	112,508
21,795	Dell Technologies, Inc., Class C	876,377
84	F5, Inc.(b)	12,238
9,378	Hewlett Packard Enterprise Company	149,392
26,960	HP, Inc.	791,276
2,570	Jabil, Inc.	226,571
963	Juniper Networks, Inc.	33,146
392	Knowles Corporation(b)	6,664
232	Lumentum Holdings, Inc.(b)	12,530
136	Motorola Solutions, Inc.	38,914
999	NCR Corporation(b)	23,566
461	NetApp, Inc.	29,435
329	NETGEAR, Inc.(b)	6,090

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY HARDWARE - 5.6% (Continued)
1,074	Plexus Corporation(b)	$104,790
244	Pure Storage, Inc., Class A(b)	6,224
764	Sanmina Corporation(b)	46,596
657	Snap One Holdings Corporation(b)	6,143
355	Super Micro Computer, Inc.(b)	37,825
277	TD SYNNEX Corporation	26,811
857	TTM Technologies, Inc.(b)	11,561
35	Ubiquiti, Inc.	9,509
2,853	Western Digital Corporation(b)	107,473
2,572	Xerox Holdings Corporation	39,609
101	Zebra Technologies Corporation, Class A(b)	32,118
		7,070,145
	TECHNOLOGY SERVICES - 1.3%
283	Amdocs Ltd.	27,176
463	Automatic Data Processing, Inc.	103,078
649	Block, Inc., Class A(b)	44,554
125	Booz Allen Hamilton Holding Corporation	11,586
116	Broadridge Financial Solutions, Inc.	17,002
58	CACI International, Inc., Class A(b)	17,184
342	CDW Corporation	66,652
1,741	Cognizant Technology Solutions Corporation, Class A	106,079
10,955	Conduent, Inc.(b)	37,576
3,336	DXC Technology Company(b)	85,268
41	EPAM Systems, Inc.(b)	12,259
214	Equifax, Inc.	43,408
138	Euronet Worldwide, Inc.(b)	15,442
80	ExlService Holdings, Inc.(b)	12,946
14	Fair Isaac Corporation(b)	9,838
1,009	Fidelity National Information Services, Inc.	54,819
577	Fiserv, Inc.(b)	65,218
28	Gartner, Inc.(b)	9,122
315	Global Payments, Inc.	33,151
364	Green Dot Corporation, Class A(b)	6,254
106	ICF International, Inc.	11,628

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 1.3% (Continued)
191	Insight Enterprises, Inc.(b)	$27,305
1,415	International Business Machines Corporation	185,493
39	Jack Henry & Associates, Inc.	5,878
4,671	Kyndryl Holdings, Inc.(b)	68,944
286	Mastercard, Inc., Class A	103,935
688	MAXIMUS, Inc.	54,146
575	MoneyGram International, Inc.(b)	5,992
170	Moody’s Corporation	52,023
181	Parsons Corporation(b)	8,098
315	Paychex, Inc.	36,096
1,548	PayPal Holdings, Inc.(b)	117,556
134	S&P Global, Inc.	46,199
515	TransUnion	32,002
187	TTEC Holdings, Inc.	6,962
2,217	Unisys Corporation(b)	8,602
104	Verisk Analytics, Inc.	19,953
359	Visa, Inc., Class A	80,940
2,376	Western Union Company (The)	26,492
		1,676,856
	TELECOMMUNICATIONS - 4.9%
49,171	AT&T, Inc.	946,542
679	DigitalBridge Group, Inc.	8,141
535	EchoStar Corporation, Class A(b)	9,785
1,027	Frontier Communications Parent, Inc.(b)	23,385
208	IDT Corporation, Class B(b)	7,089
37,930	Lumen Technologies, Inc.	100,515
2,361	Telephone and Data Systems, Inc.	24,814
1,263	T-Mobile US, Inc.(b)	182,933
127,347	Verizon Communications, Inc.	4,952,524
		6,255,728
	TRANSPORTATION & LOGISTICS - 0.3%
1,333	CH Robinson Worldwide, Inc.	132,461
761	Expeditors International of Washington, Inc.	83,801
926	GXO Logistics, Inc.(b)	46,726

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 0.3% (Continued)
313	Hub Group, Inc., Class A(b)	$26,273
199	JB Hunt Transport Services, Inc.	34,917
205	Landstar System, Inc.	36,748
73	Norfolk Southern Corporation	15,476
647	Ryder System, Inc.	57,738
		434,140
	TRANSPORTATION EQUIPMENT - 0.0%(a)
112	Cummins, Inc.	26,754
92	Westinghouse Air Brake Technologies Corporation	9,298
		36,052
	WHOLESALE - CONSUMER STAPLES - 3.8%
4,951	Andersons, Inc. (The)	204,575
18,999	Archer-Daniels-Midland Company	1,513,461
26,063	Bunge Ltd.	2,489,539
598	Calavo Growers, Inc.	17,204
618	Chefs’ Warehouse, Inc. (The)(b)	21,043
270	Grocery Outlet Holding Corporation(b)	7,630
3,696	Sysco Corporation	285,442
5,498	United Natural Foods, Inc.(b)	144,872
2,994	US Foods Holding Corporation(b)	110,598
		4,794,364
	WHOLESALE - DISCRETIONARY - 0.1%
368	ePlus, Inc.(b)	18,047
494	G-III Apparel Group Ltd.(b)	7,682
187	PC Connection, Inc.	8,408
492	ScanSource, Inc.(b)	14,976
175	Veritiv Corporation	23,649
		72,762

	TOTAL COMMON STOCKS (Cost $126,547,027)	125,855,149

	TOTAL INVESTMENTS - 99.8% (Cost $126,547,027)	$125,855,149
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	269,050
	NET ASSETS - 100.0%	$126,124,199

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

ADR	- American Depositary Receipt

CVR	- Contingent Value Right

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.